Goodwill (Details) - Schedule of components of acquired goodwill balances		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill		¥ 243,334,346	$ 34,938,740	¥ 276,978,601
Goodwill from Shenzhen Yidian acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	[1]	137,060,340	19,679,572	137,060,340
Goodwill from Shenzhen Yitian acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	[2]	92,990,256	13,351,844	92,990,256
Goodwill from Fe-da Electronics acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	[3]			33,644,255
Goodwill from Guoyu acquisition [Member]
Goodwill (Details) - Schedule of components of acquired goodwill balances [Line Items]
Goodwill	[4]	¥ 13,283,750	$ 1,907,324	¥ 13,283,750

[1]	Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 137.1 million was allocated to goodwill.
[2]	Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 161.0 million was allocated to goodwill. Impairment loss of RMB 68.0 million was recognized for the year ended December 31, 2016.
[3]	VIYI acquired Fe-da Electronics in 2020 to acquire 100% of the capital stock of Fe-da Electronics for a net consideration of approximately RMB 104.4 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 53.1 million) was allocated to goodwill. See impairment below.
[4]	Shanghai Guoyu in 2021 to acquire 100% of the capital stock of Shanghai Guoyu for a net consideration of RMB 20.0 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 13.3 million was allocated to goodwill for the central processing algorithm services segment.